MERGER (Details) (USD $)	5 Months Ended	0 Months Ended		4 Months Ended	12 Months Ended		9 Months Ended
	Aug. 30, 2012	Feb. 13, 2007	Apr. 03, 2013	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Apr. 15, 2013
Merger
Goodwill				$ 2,251,296,000	$ 2,291,943,000	$ 2,291,943,000	$ 2,251,296,000	$ 2,291,943,000
Allocation adjustments
Goodwill				2,251,296,000	2,291,943,000	2,291,943,000	2,251,296,000	2,291,943,000
Predecessor
Merger
Cash invested by Wanda	700,000,000
Cash invested by members of management	1,811,000
Allocation adjustments
Total purchase price	701,811,000
NCM | NCM, LLC | Predecessor
Transaction value
Consideration received for modifying the ESA		231,308,000
9.75% Senior Subordinated Notes due 2020
Transaction value
Interest rate of debt instrument (as a percent)					9.75%
8.75% Senior Notes due 2019
Transaction value
Interest rate of debt instrument (as a percent)					8.75%
AMCE | Merger Subsidiary
Merger
Cash invested by Wanda	700,000,000
Cash invested by members of management	1,811,000
Percentage of management reinvestment	50.00%
Differential in per share price paid in Merger (as a percent)	1.00%
Amount of consideration deposited into indemnity escrow fund	35,000,000
Amount of consideration deposited into an account designated by the stockholder representative	2,000,000
Release of amount deposited in indemnity escrow fund			35,000,000
Indemnity claims			0
Release of amount deposited into an account designated by the stockholder representative			2,000,000
Amount released back to the selling stockholders, including members of management									1,974,000
Goodwill	2,204,223,000
Allocation adjustments
Cash	101,641,000
Receivables, net	29,775,000
Other current assets	34,840,000
Property, net	1,034,597,000
Intangible assets, net	246,507,000
Goodwill	2,204,223,000
Other long-term assets	339,013,000
Accounts payable	(134,186,000)
Accrued expenses and other liabilities	(138,535,000)
Credit card, package tickets, and loyalty program liability	(117,841,000)
Corporate borrowings	(2,086,926,000)
Capital and financing lease obligations	(60,922,000)
Exhibitor services agreement	(322,620,000)
Other long-term liabilities	(427,755,000)
Total purchase price	701,811,000
Transaction value
Corporate borrowings	2,086,926,000
Capital and financing lease obligations	60,922,000
Less: cash	(101,641,000)
Total transaction value	2,748,018,000
Intangible assets, net	246,507,000
Number of scenarios to determine value of intangible asset					2
Expiration period of AMC Stubs vested rewards, if unused					90 days
Income tax rate (as a percent)					40.00%
Number of states for determining average tax rate					50
Discount rate (as a percent)					12.00%
Adjustments to reset deferred rent related to escalations of minimum rentals					0
Merger, acquisition and transaction costs				2,500,000		957,000
AMCE | Merger Subsidiary | Class A common stock
Merger
Shares issued for acquisition	66,252,109
AMCE | Merger Subsidiary | Class N common stock
Merger
Shares issued for acquisition	173,147
AMCE | Merger Subsidiary | Predecessor
Transaction value
Merger, acquisition and transaction costs							3,538,000
AMCE | Merger Subsidiary | Adjustment to initial allocation
Merger
Goodwill					32,000,000
Allocation adjustments
Property, net					(28,000,000)
Goodwill					32,000,000
Other long-term assets					(4,000,000)
Transaction value
Reduction in deferred revenues for packaged tickets					(24,859,000)
Reduction in deferred revenues for gift cards					(7,441,000)
AMCE | Merger Subsidiary | Lease intangible asset
Allocation adjustments
Intangible assets, net					0
Transaction value
Intangible assets, net					0
AMCE | Merger Subsidiary | Customer relationship asset
Allocation adjustments
Intangible assets, net					0
Transaction value
Intangible assets, net					0
AMCE | Merger Subsidiary | Non-compete agreements
Allocation adjustments
Intangible assets, net					0
Transaction value
Intangible assets, net					$ 0